Lease liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Lease liabilities

23.	Lease liabilities

	2025	2025	2024
	US$	HK$	HK$

Lease liabilities payable:

Within one year	4,045,398	31,486,548	38,148,743
Within a period of more than one year but not more than 5 years	3,670,053	28,565,127	36,268,295

	7,715,451	60,051,675	74,417,038

Less: portion classified as current liabilities	(4,045,398)	(31,486,548)	(38,148,743)

Non-current liabilities	3,670,053	28,565,127	36,268,295

The incremental borrowing rates at 5% to 7.8% (2024: 2.6% to 8.4%) per annum.

Lease obligations that are denominated in currencies other than the functional currencies of the relevant group entities are set out below:

New Taiwan Dollar
HK$

As at December 31, 2025	-

As at December 31, 2024	7,295

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023